Vanguard Large-Cap Index Fund

Schedule of Investments (unaudited)
As of March 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Basic Materials (2.2%)
DowDuPont Inc.	1,995,185	106,363
Linde plc	482,650	84,913
Ecolab Inc.	229,753	40,561
Air Products & Chemicals Inc.	194,072	37,060
PPG Industries Inc.	208,475	23,531
LyondellBasell Industries NV Class A	263,894	22,188
Newmont Mining Corp.	470,823	16,841
International Paper Co.	354,627	16,409
Nucor Corp.	277,631	16,200
Freeport-McMoRan Inc.	1,222,119	15,753
* International Flavors & Fragrances Inc.	94,271	12,141
Celanese Corp. Class A	113,834	11,225
FMC Corp.	117,059	8,992
Eastman Chemical Co.	114,998	8,726
Avery Dennison Corp.	76,738	8,671
CF Industries Holdings Inc.	205,789	8,413
Albemarle Corp.	94,749	7,767
Mosaic Co.	231,339	6,318
* Axalta Coating Systems Ltd.	200,518	5,055
Reliance Steel & Aluminum Co.	55,996	5,054
Steel Dynamics Inc.	97,647	3,444
Westlake Chemical Corp.	36,071	2,448
* Alcoa Corp.	84,873	2,390
		470,463
Consumer Goods (8.1%)
Procter & Gamble Co.	2,211,103	230,065
Coca-Cola Co.	3,385,967	158,666
PepsiCo Inc.	1,241,567	152,154
Philip Morris International Inc.	1,375,375	121,569
Altria Group Inc.	1,657,590	95,195
NIKE Inc. Class B	1,112,609	93,693
Mondelez International Inc. Class A	1,276,440	63,720
Colgate-Palmolive Co.	761,629	52,202
General Motors Co.	1,121,379	41,603
Kimberly-Clark Corp.	304,450	37,721
*,^ Tesla Inc.	114,634	32,082
Estee Lauder Cos. Inc. Class A	192,931	31,940
Activision Blizzard Inc.	675,260	30,745
Ford Motor Co.	3,466,615	30,437
General Mills Inc.	529,505	27,402
* Electronic Arts Inc.	265,142	26,946
VF Corp.	279,747	24,313
Constellation Brands Inc. Class A	132,816	23,287
Archer-Daniels-Midland Co.	497,360	21,451
* Monster Beverage Corp.	366,576	20,008
Tyson Foods Inc. Class A	263,261	18,278
Aptiv plc	229,900	18,275
Clorox Co.	113,283	18,177

McCormick & Co. Inc.	108,600	16,358
Kraft Heinz Co.	478,260	15,615
Church & Dwight Co. Inc.	217,348	15,482
* Lululemon Athletica Inc.	91,381	14,975
Hershey Co.	125,245	14,382
Genuine Parts Co.	123,203	13,802
Brown-Forman Corp. Class B	258,601	13,649
Kellogg Co.	232,182	13,323
DR Horton Inc.	313,665	12,979
Lennar Corp. Class A	253,555	12,447
Conagra Brands Inc.	433,835	12,035
JM Smucker Co.	96,573	11,251
Hormel Foods Corp.	236,456	10,584
Garmin Ltd.	116,950	10,099
Lamb Weston Holdings Inc.	130,350	9,768
* Take-Two Interactive Software Inc.	100,123	9,449
* Elanco Animal Health Inc.	292,161	9,370
Molson Coors Brewing Co. Class B	156,906	9,359
Hasbro Inc.	100,838	8,573
* NVR Inc.	3,046	8,428
Tapestry Inc.	258,225	8,390
PVH Corp.	67,071	8,179
* LKQ Corp.	268,947	7,633
Whirlpool Corp.	56,536	7,513
Lear Corp.	55,349	7,511
* Wayfair Inc.	49,088	7,287
BorgWarner Inc.	183,184	7,036
^ Campbell Soup Co.	176,529	6,731
* Mohawk Industries Inc.	52,871	6,670
Bunge Ltd.	121,694	6,458
PulteGroup Inc.	221,138	6,183
Fortune Brands Home & Security Inc.	127,016	6,047
* WABCO Holdings Inc.	45,530	6,002
* Capri Holdings Ltd.	127,168	5,818
Ralph Lauren Corp. Class A	44,147	5,725
Newell Brands Inc.	372,419	5,713
Hanesbrands Inc.	318,563	5,696
Harley-Davidson Inc.	145,640	5,194
Keurig Dr Pepper Inc.	183,638	5,136
^ Coty Inc. Class A	405,330	4,661
* Under Armour Inc. Class A	159,417	3,370
* Under Armour Inc. Class C	168,693	3,183
Ingredion Inc.	30,941	2,930
Polaris Industries Inc.	26,528	2,240
* Levi Strauss & Co. Class A	31,449	741
Lennar Corp. Class B	13,901	544
		1,754,448
Consumer Services (13.7%)
* Amazon.com Inc.	369,041	657,170
Home Depot Inc.	998,360	191,575
Walt Disney Co.	1,509,774	167,630
Comcast Corp. Class A	3,991,819	159,593
* Netflix Inc.	366,614	130,720
McDonald's Corp.	681,360	129,390
Walmart Inc.	1,283,918	125,221
Costco Wholesale Corp.	389,333	94,273
Lowe's Cos. Inc.	709,703	77,691

Starbucks Corp.	1,044,136	77,621
* Booking Holdings Inc.	40,950	71,454
CVS Health Corp.	1,143,585	61,674
TJX Cos. Inc.	980,875	52,192
* Charter Communications Inc. Class A	139,540	48,408
Walgreens Boots Alliance Inc.	707,343	44,754
Target Corp.	461,202	37,016
Ross Stores Inc.	327,527	30,493
Sysco Corp.	431,069	28,778
eBay Inc.	768,179	28,530
Delta Air Lines Inc.	548,917	28,352
Marriott International Inc. Class A	226,116	28,285
Dollar General Corp.	232,303	27,714
* O'Reilly Automotive Inc.	69,855	27,125
Yum! Brands Inc.	270,738	27,022
Southwest Airlines Co.	445,085	23,104
* AutoZone Inc.	22,276	22,813
Hilton Worldwide Holdings Inc.	258,803	21,509
Las Vegas Sands Corp.	346,873	21,145
* Dollar Tree Inc.	199,788	20,986
McKesson Corp.	169,865	19,884
Carnival Corp.	349,271	17,715
* Chipotle Mexican Grill Inc. Class A	24,451	17,368
* Ulta Beauty Inc.	49,797	17,366
Kroger Co.	705,057	17,344
Royal Caribbean Cruises Ltd.	147,789	16,940
* United Continental Holdings Inc.	207,231	16,533
Omnicom Group Inc.	198,724	14,505
Best Buy Co. Inc.	202,167	14,366
CBS Corp. Class B	295,968	14,067
Darden Restaurants Inc.	109,235	13,269
Expedia Group Inc.	100,988	12,018
American Airlines Group Inc.	375,637	11,930
* Liberty Broadband Corp.	125,063	11,473
* Fox Corp. Class A	310,943	11,415
* Copart Inc.	186,191	11,281
AmerisourceBergen Corp. Class A	140,000	11,133
MGM Resorts International	430,222	11,039
Tiffany & Co.	102,453	10,814
* Norwegian Cruise Line Holdings Ltd.	194,530	10,691
Tractor Supply Co.	107,888	10,547
* CarMax Inc.	150,497	10,505
Advance Auto Parts Inc.	60,236	10,272
Kohl's Corp.	146,061	10,045
Wynn Resorts Ltd.	82,113	9,798
Domino's Pizza Inc.	36,953	9,538
Viacom Inc. Class B	319,644	8,972
FactSet Research Systems Inc.	33,677	8,361
* Henry Schein Inc.	133,823	8,044
* Discovery Communications Inc.	303,642	7,719
* Live Nation Entertainment Inc.	121,200	7,701
^ Sirius XM Holdings Inc.	1,322,931	7,501
Nielsen Holdings plc	316,282	7,486
Interpublic Group of Cos. Inc.	345,260	7,254
Altice USA Inc. Class A	333,785	7,170
Gap Inc.	253,538	6,638
Macy's Inc.	273,935	6,583

	Aramark	219,436	6,484
	Rollins Inc.	144,349	6,008
*	Qurate Retail Group Inc. QVC Group Class A	372,387	5,951
	L Brands Inc.	209,592	5,781
*	Fox Corp. Class B	156,453	5,614
*	Liberty Media Corp-Liberty SiriusXM Class C	142,654	5,455
	News Corp. Class A	404,061	5,026
	Nordstrom Inc.	111,411	4,944
*	DISH Network Corp. Class A	128,724	4,079
	Alaska Air Group Inc.	71,440	4,009
	Vail Resorts Inc.	18,021	3,916
*,^ Discovery Communications Inc. Class A		131,902	3,564
*	Liberty Media Corp-Liberty SiriusXM Class A	74,892	2,859
*	GrubHub Inc.	40,984	2,847
	Hyatt Hotels Corp. Class A	34,262	2,486
*	TripAdvisor Inc.	46,854	2,411
*	Liberty Broadband Corp. Class A	22,941	2,102
*,^ Carvana Co. Class A		16,024	930
	News Corp. Class B	57,847	722
*	Lyft Inc. Class A	4,114	322
	Viacom Inc. Class A	5,781	188
	CBS Corp. Class A	2,085	99
*,§ Twenty-First Century Fox Inc.		1,733	86
*,§ Twenty-First Century Fox Inc. Class A		141	7
			2,963,413
Financials (17.8%)
*	Berkshire Hathaway Inc. Class B	1,718,912	345,312
	JPMorgan Chase & Co.	2,939,253	297,541
	Visa Inc. Class A	1,546,935	241,616
	Bank of America Corp.	7,691,843	212,218
	Mastercard Inc. Class A	806,829	189,968
	Wells Fargo & Co.	3,644,339	176,094
	Citigroup Inc.	2,158,570	134,306
	American Tower Corp.	389,315	76,718
	American Express Co.	596,304	65,176
	US Bancorp	1,279,003	61,635
	Goldman Sachs Group Inc.	295,884	56,807
	CME Group Inc.	316,164	52,034
	Chubb Ltd.	365,226	51,161
	Simon Property Group Inc.	273,129	49,767
	Morgan Stanley	1,126,848	47,553
	Crown Castle International Corp.	367,200	47,002
	S&P Global Inc.	219,704	46,259
	Charles Schwab Corp.	1,074,215	45,933
	PNC Financial Services Group Inc.	363,515	44,589
	Marsh & McLennan Cos. Inc.	446,427	41,919
	BlackRock Inc.	97,565	41,696
	Prologis Inc.	556,901	40,069
	Bank of New York Mellon Corp.	763,868	38,522
	Intercontinental Exchange Inc.	502,333	38,248
	Progressive Corp.	516,068	37,203
	Aon plc	212,110	36,207
	Capital One Financial Corp.	414,100	33,828
	Equinix Inc.	73,932	33,503
	Aflac Inc.	667,284	33,364
	Prudential Financial Inc.	361,477	33,213
	American International Group Inc.	769,320	33,127

BB&T Corp.	674,845	31,401
Travelers Cos. Inc.	221,073	30,322
Public Storage	130,971	28,523
Welltower Inc.	352,661	27,366
MetLife Inc.	635,424	27,050
Allstate Corp.	278,618	26,240
Moody's Corp.	143,934	26,065
Equity Residential	326,835	24,617
AvalonBay Communities Inc.	122,106	24,510
SunTrust Banks Inc.	390,920	23,162
Digital Realty Trust Inc.	183,261	21,808
State Street Corp.	317,891	20,920
Discover Financial Services	290,157	20,648
* SBA Communications Corp. Class A	100,965	20,159
Ventas Inc.	315,687	20,144
T. Rowe Price Group Inc.	198,352	19,859
Realty Income Corp.	268,270	19,734
Synchrony Financial	595,966	19,011
Boston Properties Inc.	137,752	18,442
M&T Bank Corp.	116,283	18,259
* IHS Markit Ltd.	333,595	18,141
Weyerhaeuser Co.	670,157	17,652
Fifth Third Bancorp	681,434	17,186
Northern Trust Corp.	185,828	16,801
Essex Property Trust Inc.	58,032	16,785
Hartford Financial Services Group Inc.	317,329	15,778
Ameriprise Financial Inc.	120,460	15,431
First Republic Bank	147,261	14,794
Alexandria Real Estate Equities Inc.	100,794	14,369
KeyCorp	903,252	14,226
* CBRE Group Inc. Class A	286,139	14,150
MSCI Inc. Class A	70,695	14,057
Citizens Financial Group Inc.	407,910	13,257
HCP Inc.	422,299	13,218
Regions Financial Corp.	917,553	12,983
Arthur J Gallagher & Co.	162,688	12,706
Equifax Inc.	106,596	12,632
Host Hotels & Resorts Inc.	660,593	12,485
TD Ameritrade Holding Corp.	247,978	12,396
Principal Financial Group Inc.	245,987	12,346
Cincinnati Financial Corp.	136,669	11,740
Huntington Bancshares Inc.	925,212	11,732
* Markel Corp.	11,658	11,614
Loews Corp.	234,037	11,217
UDR Inc.	243,698	11,079
Mid-America Apartment Communities Inc.	101,249	11,070
Extra Space Storage Inc.	107,730	10,979
* Arch Capital Group Ltd.	338,023	10,925
Lincoln National Corp.	180,621	10,602
Vornado Realty Trust	157,056	10,592
KKR & Co. Inc. Class A	448,193	10,528
Annaly Capital Management Inc.	1,040,211	10,392
* SVB Financial Group	46,494	10,338
Comerica Inc.	140,584	10,308
E*TRADE Financial Corp.	217,810	10,113
Ally Financial Inc.	358,148	9,845
Duke Realty Corp.	320,696	9,807

Regency Centers Corp.	143,101	9,658
Cboe Global Markets Inc.	99,271	9,474
Iron Mountain Inc.	259,294	9,195
Federal Realty Investment Trust	66,698	9,194
Raymond James Financial Inc.	112,316	9,031
Nasdaq Inc.	101,602	8,889
AGNC Investment Corp.	491,840	8,853
Camden Property Trust	86,250	8,754
Fidelity National Financial Inc.	231,464	8,460
Franklin Resources Inc.	250,262	8,294
Reinsurance Group of America Inc. Class A	55,622	7,897
Everest Re Group Ltd.	36,007	7,776
Zions Bancorp NA	166,009	7,538
VEREIT Inc.	890,030	7,450
* Alleghany Corp.	12,164	7,449
Invitation Homes Inc.	303,803	7,392
Torchmark Corp.	88,675	7,267
Western Union Co.	389,838	7,200
Invesco Ltd.	370,851	7,161
SL Green Realty Corp.	79,025	7,106
* Black Knight Inc.	125,719	6,852
WR Berkley Corp.	80,663	6,834
Kimco Realty Corp.	361,608	6,690
Voya Financial Inc.	133,127	6,651
SEI Investments Co.	121,898	6,369
Jones Lang LaSalle Inc.	40,735	6,281
Unum Group	172,201	5,826
People's United Financial Inc.	351,156	5,773
* Athene Holding Ltd. Class A	138,730	5,660
WP Carey Inc.	71,157	5,574
Affiliated Managers Group Inc.	47,748	5,114
AXA Equitable Holdings Inc.	195,270	3,933
Jefferies Financial Group Inc.	203,185	3,818
Macerich Co.	79,005	3,425
Interactive Brokers Group Inc.	62,903	3,263
* Berkshire Hathaway Inc. Class A	6	1,807
		3,873,010
Health Care (13.2%)
Johnson & Johnson	2,353,887	329,050
Pfizer Inc.	5,109,217	216,988
UnitedHealth Group Inc.	848,121	209,706
Merck & Co. Inc.	2,298,385	191,157
Abbott Laboratories	1,552,423	124,101
Medtronic plc	1,184,874	107,918
AbbVie Inc.	1,330,777	107,247
Amgen Inc.	550,762	104,634
Eli Lilly & Co.	772,076	100,185
Thermo Fisher Scientific Inc.	355,826	97,397
Gilead Sciences Inc.	1,135,841	73,841
Bristol-Myers Squibb Co.	1,443,972	68,892
Anthem Inc.	227,165	65,192
Becton Dickinson and Co.	237,817	59,390
* Celgene Corp.	619,985	58,489
* Intuitive Surgical Inc.	101,202	57,744
Cigna Corp.	336,681	54,145
Stryker Corp.	263,516	52,050
* Boston Scientific Corp.	1,225,057	47,018

Allergan plc	294,354	43,096
Zoetis Inc.	423,186	42,602
* Vertex Pharmaceuticals Inc.	226,228	41,615
* Biogen Inc.	174,199	41,177
* Illumina Inc.	129,937	40,370
Baxter International Inc.	446,766	36,326
* Edwards Lifesciences Corp.	183,646	35,137
Humana Inc.	119,818	31,872
HCA Healthcare Inc.	242,099	31,565
* Regeneron Pharmaceuticals Inc.	71,274	29,266
* Alexion Pharmaceuticals Inc.	188,648	25,501
Zimmer Biomet Holdings Inc.	180,281	23,022
* IQVIA Holdings Inc.	148,458	21,356
* Align Technology Inc.	67,298	19,135
* Centene Corp.	346,936	18,422
* IDEXX Laboratories Inc.	76,026	16,999
* BioMarin Pharmaceutical Inc.	158,789	14,105
* Incyte Corp.	161,990	13,933
* Laboratory Corp. of America Holdings	89,167	13,641
ResMed Inc.	126,681	13,171
* Mylan NV	458,852	13,004
Cooper Cos. Inc.	43,602	12,914
Cardinal Health Inc.	265,394	12,779
* Hologic Inc.	257,544	12,465
Teleflex Inc.	40,688	12,294
* WellCare Health Plans Inc.	44,219	11,928
* Varian Medical Systems Inc.	80,224	11,369
* ABIOMED Inc.	37,861	10,813
Quest Diagnostics Inc.	119,146	10,714
Universal Health Services Inc. Class B	75,429	10,090
Dentsply Sirona Inc.	196,870	9,763
* DexCom Inc.	78,410	9,339
* Alnylam Pharmaceuticals Inc.	85,611	8,000
* Jazz Pharmaceuticals plc	51,015	7,293
* Seattle Genetics Inc.	93,297	6,833
* DaVita Inc.	111,847	6,072
Perrigo Co. plc	110,679	5,330
* Nektar Therapeutics Class A	154,462	5,190
* Alkermes plc	10,584	386
		2,854,031
Industrials (12.5%)
Boeing Co.	474,407	180,948
Union Pacific Corp.	638,907	106,825
3M Co.	508,955	105,751
Honeywell International Inc.	644,378	102,405
* PayPal Holdings Inc.	985,129	102,296
Accenture plc Class A	563,422	99,174
United Technologies Corp.	761,617	98,165
General Electric Co.	7,692,232	76,845
Danaher Corp.	567,072	74,865
Caterpillar Inc.	508,735	68,928
United Parcel Service Inc. Class B	614,320	68,644
Lockheed Martin Corp.	212,263	63,713
Automatic Data Processing Inc.	365,758	58,426
CSX Corp.	684,793	51,236
Raytheon Co.	249,418	45,414
Deere & Co.	282,737	45,193

Norfolk Southern Corp.	236,374	44,176
Northrop Grumman Corp.	150,012	40,443
Waste Management Inc.	374,528	38,917
FedEx Corp.	208,583	37,839
Emerson Electric Co.	543,253	37,197
General Dynamics Corp.	216,514	36,651
Illinois Tool Works Inc.	246,501	35,380
Fidelity National Information Services Inc.	285,326	32,270
Sherwin-Williams Co.	74,475	32,077
Roper Technologies Inc.	91,420	31,263
* Fiserv Inc.	352,131	31,086
Eaton Corp. plc	383,062	30,859
* Worldpay Inc. Class A	267,116	30,318
Johnson Controls International plc	806,924	29,808
Amphenol Corp. Class A	263,485	24,884
TE Connectivity Ltd.	299,515	24,186
Ingersoll-Rand plc	214,012	23,103
Paychex Inc.	285,550	22,901
Agilent Technologies Inc.	280,730	22,565
Fortive Corp.	266,059	22,320
PACCAR Inc.	306,445	20,881
Cummins Inc.	132,094	20,854
Waste Connections Inc.	232,726	20,617
* Square Inc.	273,296	20,475
Willis Towers Watson plc	114,822	20,168
Parker-Hannifin Corp.	114,345	19,624
* TransDigm Group Inc.	42,076	19,102
Global Payments Inc.	139,602	19,058
* FleetCor Technologies Inc.	75,868	18,708
Rockwell Automation Inc.	105,664	18,540
Verisk Analytics Inc. Class A	137,269	18,257
Stanley Black & Decker Inc.	133,797	18,219
Ball Corp.	299,842	17,349
AMETEK Inc.	200,749	16,656
Fastenal Co.	252,804	16,258
* Waters Corp.	63,590	16,006
* Mettler-Toledo International Inc.	21,919	15,847
* CoStar Group Inc.	32,191	15,015
Cintas Corp.	73,950	14,946
Republic Services Inc. Class A	184,706	14,847
* Keysight Technologies Inc.	166,083	14,482
L3 Technologies Inc.	69,628	14,369
Vulcan Materials Co.	116,698	13,817
Total System Services Inc.	140,715	13,369
WW Grainger Inc.	42,325	12,737
Xylem Inc.	158,869	12,557
* First Data Corp. Class A	476,847	12,527
Dover Corp.	128,084	12,014
Expeditors International of Washington Inc.	151,699	11,514
Martin Marietta Materials Inc.	55,472	11,160
TransUnion	164,480	10,994
Broadridge Financial Solutions Inc.	102,654	10,644
CH Robinson Worldwide Inc.	121,607	10,579
Textron Inc.	207,552	10,515
Kansas City Southern	89,283	10,355
Masco Corp.	260,461	10,239
Old Dominion Freight Line Inc.	65,074	9,396

	Jacobs Engineering Group Inc.	123,441	9,282
*	Trimble Inc.	222,269	8,980
	Westrock Co.	229,084	8,785
^	Wabtec Corp.	114,978	8,476
	Packaging Corp. of America	83,955	8,343
*	United Rentals Inc.	71,400	8,157
	JB Hunt Transport Services Inc.	77,313	7,831
	Snap-on Inc.	49,260	7,710
	Huntington Ingalls Industries Inc.	36,754	7,615
	Arconic Inc.	387,033	7,396
	Pentair plc	151,856	6,759
*	Sensata Technologies Holding plc	145,101	6,532
	Robert Half International Inc.	100,238	6,532
*	Crown Holdings Inc.	119,174	6,503
	Sealed Air Corp.	137,183	6,319
*	Arrow Electronics Inc.	74,860	5,769
	Hubbell Inc. Class B	48,555	5,729
	Xerox Corp.	173,722	5,556
*,^	XPO Logistics Inc.	98,484	5,293
	Alliance Data Systems Corp.	29,323	5,131
	Jack Henry & Associates Inc.	34,159	4,739
*	IPG Photonics Corp.	30,713	4,662
	Allison Transmission Holdings Inc.	102,818	4,619
	Cognex Corp.	72,214	3,673
	AO Smith Corp.	62,516	3,333
	FLIR Systems Inc.	60,985	2,902
	Flowserve Corp.	58,654	2,648
	Fluor Corp.	66,674	2,454
	Owens Corning	50,029	2,357
^	ADT Inc.	105,702	675
			2,714,526
Oil & Gas (5.3%)
	Exxon Mobil Corp.	3,742,158	302,366
	Chevron Corp.	1,688,881	208,036
	ConocoPhillips	1,002,654	66,917
	Schlumberger Ltd.	1,178,650	51,354
	EOG Resources Inc.	512,563	48,786
	Occidental Petroleum Corp.	667,328	44,177
	Phillips 66	387,186	36,849
	Marathon Petroleum Corp.	610,629	36,546
	Kinder Morgan Inc.	1,700,536	34,028
	Valero Energy Corp.	375,031	31,814
	Williams Cos. Inc.	1,070,300	30,739
	ONEOK Inc.	363,572	25,392
	Pioneer Natural Resources Co.	150,902	22,979
	Halliburton Co.	751,246	22,012
	Anadarko Petroleum Corp.	443,720	20,180
	Concho Resources Inc.	177,667	19,714
	Diamondback Energy Inc.	145,370	14,759
	Hess Corp.	241,961	14,573
*	Cheniere Energy Inc.	204,340	13,969
	Baker Hughes a GE Co. Class A	461,774	12,800
	Marathon Oil Corp.	737,940	12,331
	Apache Corp.	338,087	11,718
	Devon Energy Corp.	370,921	11,706
	Noble Energy Inc.	426,424	10,546
	Cabot Oil & Gas Corp.	381,051	9,946

National Oilwell Varco Inc.	350,745	9,344
Targa Resources Corp.	205,807	8,551
OGE Energy Corp.	176,843	7,626
HollyFrontier Corp.	136,094	6,705
Cimarex Energy Co.	85,926	6,006
* Continental Resources Inc.	84,981	3,805
Helmerich & Payne Inc.	50,957	2,831
		1,159,105
Other (0.0%) 2
§ American International Group Inc. Warrants Expire 01/19/2021	3,568	—

Technology (21.5%)
Microsoft Corp.	6,781,347	799,792
Apple Inc.	3,750,979	712,498
* Facebook Inc. Class A	2,108,517	351,469
* Alphabet Inc. Class A	264,638	311,450
* Alphabet Inc. Class C	262,381	307,854
Intel Corp.	3,974,806	213,447
Cisco Systems Inc.	3,890,837	210,066
Oracle Corp.	2,220,484	119,262
* Adobe Inc.	431,099	114,884
International Business Machines Corp.	803,258	113,340
* salesforce.com Inc.	642,381	101,734
Broadcom Inc.	332,603	100,017
NVIDIA Corp.	512,416	92,009
Texas Instruments Inc.	848,989	90,052
QUALCOMM Inc.	1,069,731	61,007
Intuit Inc.	217,934	56,970
* Micron Technology Inc.	990,886	40,953
* ServiceNow Inc.	158,488	39,066
Cognizant Technology Solutions Corp. Class A	508,260	36,823
Analog Devices Inc.	325,511	34,267
Applied Materials Inc.	843,994	33,473
* Autodesk Inc.	193,597	30,166
Xilinx Inc.	223,760	28,371
* Red Hat Inc.	148,405	27,114
HP Inc.	1,372,953	26,676
* Workday Inc. Class A	133,474	25,740
Lam Research Corp.	134,872	24,143
Corning Inc.	695,457	23,020
* Twitter Inc.	643,907	21,172
* Advanced Micro Devices Inc.	799,731	20,409
Motorola Solutions Inc.	144,825	20,336
* Palo Alto Networks Inc.	79,663	19,349
Hewlett Packard Enterprise Co.	1,221,474	18,847
^ Microchip Technology Inc.	209,448	17,376
* VeriSign Inc.	95,232	17,290
KLA-Tencor Corp.	144,503	17,255
Harris Corp.	104,117	16,629
* Splunk Inc.	130,637	16,277
* Cadence Design Systems Inc.	249,341	15,836
* Cerner Corp.	272,319	15,579
* Synopsys Inc.	133,590	15,383
DXC Technology Co.	238,562	15,342
NetApp Inc.	218,296	15,137
* Arista Networks Inc.	46,861	14,736
* IAC/InterActiveCorp	68,700	14,435

* Veeva Systems Inc. Class A	110,624	14,034
* ANSYS Inc.	73,860	13,495
Maxim Integrated Products Inc.	241,618	12,847
CDW Corp.	132,591	12,778
Skyworks Solutions Inc.	153,851	12,690
Symantec Corp.	538,300	12,375
VMware Inc. Class A	68,010	12,276
SS&C Technologies Holdings Inc.	188,444	12,002
Western Digital Corp.	245,983	11,822
* GoDaddy Inc. Class A	154,352	11,606
* Gartner Inc.	76,314	11,575
Marvell Technology Group Ltd.	552,270	10,985
Seagate Technology plc	225,017	10,776
* Fortinet Inc.	128,070	10,754
* Twilio Inc. Class A	82,450	10,651
Citrix Systems Inc.	104,819	10,446
* Akamai Technologies Inc.	137,787	9,881
* F5 Networks Inc.	52,610	8,256
Juniper Networks Inc.	304,735	8,066
* Dell Technologies Inc.	136,991	8,040
* Qorvo Inc.	108,737	7,800
CDK Global Inc.	110,513	6,500
* Snap Inc.	557,555	6,144
* Dropbox Inc. Class A	127,429	2,778
^ Match Group Inc.	45,056	2,551
* Covetrus Inc.	1	—
		4,668,179
Telecommunications (2.1%)
Verizon Communications Inc.	3,652,270	215,959
AT&T Inc.	6,440,543	201,976
* T-Mobile US Inc.	263,084	18,179
CenturyLink Inc.	873,490	10,473
* Zayo Group Holdings Inc.	179,712	5,107
* Sprint Corp.	539,441	3,048
		454,742
Utilities (3.2%)
NextEra Energy Inc.	422,627	81,702
Duke Energy Corp.	642,492	57,824
Dominion Energy Inc.	704,743	54,026
Southern Co.	897,711	46,394
Exelon Corp.	853,528	42,787
American Electric Power Co. Inc.	435,707	36,491
Sempra Energy	242,371	30,505
Public Service Enterprise Group Inc.	446,725	26,540
Xcel Energy Inc.	462,325	25,987
Consolidated Edison Inc.	291,132	24,691
WEC Energy Group Inc.	278,802	22,048
PPL Corp.	640,962	20,344
DTE Energy Co.	160,741	20,051
Eversource Energy	279,971	19,864
FirstEnergy Corp.	470,304	19,569
American Water Works Co. Inc.	159,706	16,651
Edison International	257,297	15,932
Ameren Corp.	215,682	15,864
Entergy Corp.	162,197	15,511
CMS Energy Corp.	250,413	13,908

	CenterPoint Energy Inc.			444,277	13,639
	Evergy Inc.			232,853	13,517
	AES Corp.			585,737	10,590
	Alliant Energy Corp.			221,073	10,419
	NiSource Inc.			334,553	9,588
	Pinnacle West Capital Corp.			100,240	9,581
	Vistra Energy Corp.			358,438	9,330
*	PG&E Corp.			461,088	8,207
	NRG Energy Inc.			122,581	5,207
	Avangrid Inc.			58,485	2,945
					699,712
Total Common Stocks (Cost $14,297,236)					21,611,629

		Coupon
Temporary Cash Investments (0.8%)1
Money Market Fund (0.8%)
3,4 Vanguard Market Liquidity Fund		2.554%		1,631,022	163,135

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.480%	5/9/19	4,000	3,990
5	United States Treasury Bill	2.497%	5/23/19	2,000	1,993
5	United States Treasury Bill	2.502%	6/20/19	1,200	1,194
					7,177
Total Temporary Cash Investments (Cost $170,286)					170,312
Total Investments (100.4%) (Cost $14,467,522)					21,781,941
Other Assets and Liabilities-Net (-0.4%)4					(94,915)
Net Assets (100%)					21,687,026

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,295,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $30,953,000 of collateral received for securities on loan, of which $30,896,000 is held in Vanguard
Market Liquidity Fund and $57,000 is held in cash.
5 Securities with a value of $3,536,000 have been segregated as initial margin for open futures contracts.

Large-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	530	75,202	498

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of

Large-Cap Index Fund

Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	21,611,536	—	93
Temporary Cash Investments	163,135	7,177	—
Futures Contracts—Assets[1]	445	—	—
Total	21.775,116	7,177	93
1 Represents variation margin on the last day of the reporting period.